Summary of significant accounting policies (Details)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Office equipment, fixtures and furniture [Member] | Minimum [Member]
Estimated useful lives	3 years	3 years
Office equipment, fixtures and furniture [Member] | Maximum [Member]
Estimated useful lives	5 years	5 years
Computer Equipment [Member] | Minimum [Member]
Estimated useful lives	3 years	3 years
Computer Equipment [Member] | Maximum [Member]
Estimated useful lives	5 years	5 years